Note 2 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2023	2022
	A$	A$
Cash and cash equivalents	10,240,429	25,977,703
Restricted cash – current assets	35,000	527,148
Restricted cash – non-current assets	320,000	320,000
	10,595,429	26,824,851

Restrictions on Cash and Cash Equivalents [Table Text Block]
	December 31,
	2023	2022
	A$	A$
Performance guarantee (a) - current assets	0	527,148
Collateral for facilities (b) - current assets	35,000	0
Collateral for facilities (b) - non-current assets	320,000	320,000
	355,000	847,148